Property and equipment	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property and equipment

The following is a summary of property and equipment:

	June 30,	December 31,
	2013	2012
Furniture and fixtures	$11,912	$11,612
Software	11,945	11,945
Computers and equipment	22,249	22,249
Less: accumulated depreciation	(25,529)	(19,685)
	$20,577	$26,121

Depreciation for the six months ended June 30, 2013 and 2012 and for the period from July 8, 2010 (inception) to June 30, 2013 was $5,844, $5,901 and $25,529, respectively.